Issuance of common units and Series A Preferred Units	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
22. Issuance of common units and Series A Preferred Units

On October 5, 2017, the Partnership issued 4,600,000 8.75% Series A preferred units. The offering price was $25.0 per unit. The Partnership's total proceeds and net proceeds from the preferred unit offering were $115.0 million and $110.9 million, respectively. During October, 2017, net proceeds of $34.4 million and $24.3 million was used to repay outstanding balances under the seller’s credit note and revolving credit facility, respectively. During December 2017, the Partnership acquired the remaining 49% ownership interest in the Höegh Grace entities and settled part of the purchase price with cash of $45.3 million from the issuance of the Series A preferred units.

(in thousands of U.S. dollars)	2017
Gross proceeds received	$115,000
Less: Underwriters' discount	(3,623)
Less: Offering expenses	(453)
Net proceeds received	$110,924

On December 7, 2016, the Partnership sold 6,000,000 common units, representing limited partner interests in an underwritten public offering and granted the underwriters a 30-day option to purchase up to an additional 900,000 common units. In connection with the partial exercise by the underwriters of their option to purchase additional common units, on December 16, 2016, the Partnership sold 588,389 common units. The offering price was $17.60 per unit. The Partnership's total proceeds and net proceeds from the public offering were $116.0 million and $111.5 million, respectively. During December, 2016, net proceeds of $12.6 million and $6.6 million was used to repay part of the seller’s credit note and to settle the working capital adjustment, respectively, related to the acquisition of the Höegh Gallant on October 1, 2015. As of December 31, 2016, the Partnership designated $91.8 million of the net proceeds to acquire a 51% ownership interest in Höegh LNG Colombia Holding Ltd., the owner of the entities that own and operate the Höegh Grace. The acquisition was settled on January 3, 2017. Refer to note 4.

(in thousands of U.S. dollars)	2016
Gross proceeds received	$115,956
Less: Underwriters' discount	(3,943)
Less: Offering expenses	(484)
Net proceeds received	$111,529